ORGANIZATION AND PRINCIPAL ACTIVITIES - Reorganization (Details) - CNY (¥)	1 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023
Chagee Investment | Beijing Chagee
ORGANIZATION AND PRINCIPAL ACTIVITIES
Capital contribution		¥ 36,900,000
Percentage of equity interest obtained		100.00%
Beijing Chagee | Series A preferred stock
ORGANIZATION AND PRINCIPAL ACTIVITIES
Payments for bridge loans to shareholders			¥ 195,000,000
Beijing Chagee | Series B preferred stock
ORGANIZATION AND PRINCIPAL ACTIVITIES
Payments for bridge loans to shareholders	¥ 110,000,000